REEDEMABLE PREFERRED STOCK (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended						12 Months Ended		6 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 13, 2009 Series C Preferred Stock	Jun. 30, 2013 Series C Preferred Stock	Dec. 31, 2012 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 14, 2011 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock At the market sales agreement	Dec. 31, 2010 Series C Preferred Stock At the market sales agreement	Jun. 30, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Oct. 19, 2012 Series A Preferred Stock	Jun. 20, 2012 Series A Preferred Stock	Apr. 02, 2012 Series A Preferred Stock	Mar. 21, 2012 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock Maximum March 31, 2012 through March 31, 2013	Dec. 31, 2012 Series A Preferred Stock Maximum June 30, 2013 through March 31, 2014	Jun. 30, 2013 Series A Preferred Stock Eureka Hunter Holdings, LLC	Dec. 31, 2012 Series A Preferred Stock Eureka Hunter Holdings, LLC	Dec. 31, 2011 Series A Preferred Stock Eureka Hunter Holdings, LLC	Dec. 31, 2010 Series A Preferred Stock Eureka Hunter Holdings, LLC	Apr. 02, 2012 Series A Preferred Stock Eureka Hunter Holdings, LLC	Mar. 21, 2012 Series A Preferred Stock Ridgeline	Mar. 31, 2013 Series A Preferred Stock Ridgeline Eureka Hunter Holdings, LLC	Dec. 31, 2012 Series A Preferred Stock Ridgeline Eureka Hunter Holdings, LLC	Apr. 11, 2013 Series A Preferred Stock Ridgeline Eureka Hunter Holdings, LLC	Mar. 21, 2012 Series A Preferred Stock Ridgeline Eureka Hunter Holdings, LLC	Jul. 25, 2013 Subsequent event Series A Preferred Stock Eureka Hunter Holdings, LLC	Jun. 30, 2013 Subsequent event Series A Preferred Stock Eureka Hunter Holdings, LLC	Jun. 13, 2013 Subsequent event Series A Preferred Stock Eureka Hunter Holdings, LLC	Apr. 11, 2013 Subsequent event Series A Preferred Stock Eureka Hunter Holdings, LLC	Apr. 11, 2013 Subsequent event Series A Preferred Stock Ridgeline Eureka Hunter Holdings, LLC
Class of Stock [Line Items]
Preferred Stock, shares issued								214,950	4,000,000	4,000,000	4,000,000		1,190,544	2,594,506	8,902,326	7,672,892	0											622,641			7,590,000	1,000,000		88,901		229,434		1,000,000
Temporary Equity Dividend Rate Percentage								10.25%	10.25%	10.25%	10.25%				8.00%	8.00%	8.00%								8.00%
Preferred stock par value per share								$ 0.01
Preferred Stock, liquidation preference (in dollars per share)								$ 25.00	$ 25.00	$ 25.00	$ 25
Proceeds from stock issuance			$ 10,181,000	$ 50,883,000	$ 144,635,000	$ 94,764,000	$ 63,444,000	$ 5,100,000					$ 29,100,000	$ 63,400,000																	$ 148,600,000
Preferred stock, redemption price per share at the Company's option												$ 25.00
Preferred stock, redemption price per share in the event of a change of control										$ 25.00
Preferred stock, shares authorized									4,000,000	4,000,000	4,000,000
Preferred stock, maximum purchase commitment pursuant to Unit Purchase Agreement																													200,000,000				200,000,000
Proceeds from Issuance or Sale of Equity			19,600,000	127,393,000	149,655,000	0	0																							171,800,000
Percentage ownership of Eureka Holdings by non-controlling owners																															36.50%
Cumulative dividend rate for cumulative preferred stock increased (as a percent)																									10.00%
Percentage of dividend owed paid in kind																						75.00%	50.00%
Threshold conversion ratio (as a percent)																									50.00%
Conversion ratio (as a percent)																									1
Fair value of embedded derivative liability																43,500,000	0	6,300,000	7,900,000	15,400,000	22,100,000			55,900,000
Preferred Stock, Accretion of Redemption Discount	1,696,000	842,000	3,164,000	1,030,000																					3,800,000	0	0
Preferred stock, cash dividends paid			27,617,000		34,706,000	14,007,000	2,467,000									3,400,000
Preferred stock, dividends accrued																3,000,000
Preferred stock, dividends paid-in-kind			2,253,000	0	1,658,000	0	0									1,700,000								4,600,000
Preferred stock issued as in-kind payment (in shares)																82,892								229,434
Preferred Stock, shares outstanding																7,672,892
Subsidiary Preferred Units Value																												$ 12,500,000				$ 19,800,000		$ 1,800,000		$ 4,600,000		$ 19,800,000
Equity Method Investment, Ownership Percentage																																			39.90%		39.50%